CONCENTRATIONS (Details Narrative)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Earned revenues from customers in percent	88.00%		79.00%
Accounts receivable from customers in percent			100.00%	44.00%	56.00%
Customer One [Member]
Accounts receivable from customers in percent					27.00%
Customer Two [Member]
Accounts receivable from customers in percent					11.00%
Customer Three [Member]
Accounts receivable from customers in percent					18.00%
Customer Five [Member]
Earned revenues from customers in percent				12.00%
Customer Four [Member]
Earned revenues from customers in percent	26.00%		18.00%	13.00%
Accounts receivable from customers in percent			17.00%
Customer One [Member]
Earned revenues from customers in percent	24.00%	21.00%	20.00%
Accounts receivable from customers in percent			47.00%	12.00%
Customer Two [Member]
Earned revenues from customers in percent	11.00%		21.00%
Accounts receivable from customers in percent			18.00%	19.00%
Customer Three [Member]
Earned revenues from customers in percent	27.00%		20.00%
Accounts receivable from customers in percent			18.00%	13.00%